FAIR VALUE MEASUREMENTS - Reconciliation of our assets and liabilities measured at fair value using Level 3 inputs (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair value, liabilities measured on recurring basis
Contingent consideration	$ 510,556	$ 417,163
Additional RJZ settlement amount	1,024,002	1,024,001
Derivative liabilities
Fair value, assets measured on recurring basis
Beginning balance	(234,389)	(4,229,478)
Settlement through issuance of Company's common stock		4,360,247
Ending balance		(234,389)
Fair value, liabilities measured on recurring basis
Beginning balance	(234,389)
Change in fair value	(58,288)
Ending balance	(292,677)	(234,389)
3(a)(10) Settlement Agreement
Fair value, assets measured on recurring basis
Beginning balance	(3,634,000)
Issuances		(11,624,000)
Settlement through issuance of Company's common stock		8,711,829
Ending balance		(3,634,000)
Fair value, liabilities measured on recurring basis
Beginning balance	(3,634,000)
Change in fair value	(53,000)
Ending balance	(3,687,000)	(3,634,000)
Contingent consideration
Fair value, assets measured on recurring basis
Beginning balance	(330,226)	(434,174)
Ending balance		(330,226)
Fair value, liabilities measured on recurring basis
Beginning balance	(330,226)
Reclass from level 3	93,394
Ending balance	(236,832)	(330,226)
Convertible debt
Fair value, assets measured on recurring basis
Beginning balance	(5,321,303)	(8,542,323)
Cash payment/(receipt)		637,500
Issuances		(8,762,250)
Settlement through issuance of Company's common stock		11,276,082
Ending balance		(5,321,303)
Fair value, liabilities measured on recurring basis
Beginning balance	(5,321,303)
Cash payment/(receipt)	533,890
Issuances	(1,861,000)
Commitment shares issued	102,030
Settlement through issuance of Company's common stock	93,198
Change in fair value	(104,238)
Loss on issuance of financial instruments	(36,500)	45,250
Ending balance	$ (6,593,923)	(5,321,303)
Forward purchase agreement
Fair value, assets measured on recurring basis
Beginning balance		1,471,000
Cash payment/(receipt)		$ (500,000)